Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

(16) Fair Value Measurements

In accordance with the FASB Accounting Standards Codification (ASC) 820 “Fair Value Measurements and Disclosures”, Honda uses a three-level hierarchy when measuring fair value. The following is a description of the three hierarchy levels:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	Unobservable inputs for the assets or liabilities

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest input that is significant to the fair value measurement in its entirety.

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥33,566	¥—	¥33,566	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	31,834	—	31,834	—	—

Total derivative instruments	—	65,400	—	65,400	(21,988)	43,412

Available-for-sale securities
Marketable equity securities	100,829	—	—	100,829	—	100,829
Auction rate securities	—	—	6,651	6,651	—	6,651

Total available-for-sale securities	100,829	—	6,651	107,480	—	107,480

Total	¥100,829	¥65,400	¥6,651	¥172,880	¥(21,988)	¥150,892

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(30,820)	¥—	¥(30,820)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(20,099)	—	(20,099)	—	—

Total derivative instruments	—	(50,919)	—	(50,919)	21,988	(28,931)

Total	¥—	¥(50,919)	¥—	¥(50,919)	¥21,988	¥(28,931)

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥6,538	¥—	¥6,538	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	32,152	—	32,152	—	—

Total derivative instruments	—	38,690	—	38,690	(18,071)	20,619

Available-for-sale securities
Marketable equity securities	117,110	—	—	117,110	—	117,110
Auction rate securities	—	—	6,928	6,928	—	6,928
Others	584	4,226	—	4,810	—	4,810

Total available-for-sale securities	117,694	4,226	6,928	128,848	—	128,848

Total	¥117,694	¥42,916	¥6,928	¥167,538	¥(18,071)	¥149,467

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(78,934)	¥—	¥(78,934)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(14,639)	—	(14,639)	—	—

Total derivative instruments	—	(93,573)	—	(93,573)	18,071	(75,502)

Total	¥—	¥(93,573)	¥—	¥(93,573)	¥18,071	¥(75,502)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in ASC 210-20 “Balance Sheet-Offsetting” are met.

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2012	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥(1)	¥6,948	¥6,947
Total realized/unrealized gains or losses
Included in earnings	—	—	—
Included in other comprehensive income (loss)	—	(114)	(114)
Purchases, issuances, settlements and sales
Purchases	—	1,784	1,784
Issuances	—	—	—
Settlements	1	—	1
Sales	—	(1,879)	(1,879)
Foreign currency translation	—	(88)	(88)

Balance at end of year	¥—	¥6,651	¥6,651

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	(114)	(114)

Yen (millions)
For the year ended March 31, 2013	Auction rate securities
Balance at beginning of year	¥6,651
Total realized/unrealized gains or losses
Included in earnings	—
Included in other comprehensive income (loss)	115
Purchases, issuances, settlements and sales
Purchases	—
Issuances	—
Settlements	—
Sales	(691)
Foreign currency translation	853

Balance at end of year	¥6,928

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—
Included in other comprehensive income (loss)	115

Total realized/unrealized gains or losses related to interest rate instruments, including those held at the reporting date, are included in other income (expenses) – other, net, in the consolidated statements of income.

The valuation methodologies for the assets and liabilities measured at fair value on a recurring basis are as follows:

Foreign exchange and interest rate instruments (notes 1(q) and 17)

The fair values of foreign currency forward exchange contracts and foreign currency option contracts are estimated by using market observable inputs such as spot exchange rates, discount rates and implied volatility. Fair value measurements for foreign currency forward exchange contracts and foreign currency option contracts are classified as Level 2. The fair values of currency swap agreements and interest rate swap agreements are estimated by discounting future cash flows using market observable inputs such as LIBOR rates, swap rates, and foreign exchange rates. Fair value measurements for these currency swap agreements and interest rate swap agreements are classified as Level 2.

The credit risk of Honda and its counterparties are considered in the valuation of foreign exchange and interest rate instruments.

Marketable equity securities

The fair value of marketable equity securities is estimated by using quoted market prices. Fair value measurement for marketable equity securities is classified as Level 1.

Auction rate securities

The subsidiary’s auction rate securities holdings were AAA rated and are insured by qualified guarantee agencies, and reinsured by the Secretary of Education and United States Government, and are guaranteed about 95% by the United States Government. To estimate fair value of auction rate securities, Honda uses a third-party-developed valuation model which obtains a wide array of market observable inputs, as well as unobservable inputs including probability of passing or failing auction at each auction. Fair value measurement for auction rate securities is classified as Level 3.

Honda did not have significant assets and liabilities measured at fair value on a nonrecurring basis as of and for the year ended March 31, 2012. For the year ended March 31, 2013, Honda measured certain investments in affiliates which have quoted market values at fair value on a nonrecurring basis due to the recognition of impairment loss (note 6). The fair value of the investments was ¥68,778 million and estimated by using quoted market prices. Fair value measurement for the investments is classified as Level 1.

Honda has not elected the fair value option for the fiscal years ended March 31, 2012 and 2013.

The estimated fair values of significant financial instruments at March 31, 2012 and 2013 are as follows:

	Yen (millions)
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables*[1]	¥3,607,127	¥3,653,850	¥4,278,460	¥4,326,333
Held-to-maturity securities*[2]	26,693	26,757	16,511	16,556
Debt	(4,111,244)	(4,176,361)	(4,894,188)	(4,966,318)

*1

The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table exclude ¥357,308 million and ¥425,870 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table also include ¥518,321 million and ¥673,193 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

*2	The carrying amounts and the estimated fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.

The estimated fair values have been determined using relevant market information and appropriate valuation methodologies. However, these estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. The effect of using different assumptions and/or estimation methodologies may be significant to the estimated fair values.

The methodologies and assumptions used to estimate the fair values of financial instruments are as follows:

Cash and cash equivalents, trade receivables and trade payables

The carrying amounts approximate fair values because of the short maturity of these instruments.

Finance subsidiaries-receivables

The fair values of retail receivables and commercial loans are estimated by discounting future cash flows using the current rates for these instruments of similar remaining maturities. Given the short maturities of wholesale flooring receivables, the carrying amount of these receivables approximates fair value. Fair value measurements for retail receivables and commercial loans are mainly classified as Level 3.

Held-to-maturity securities

The fair value of Government bonds is estimated by using quoted market prices. Fair value measurement of those Government bonds is classified as Level 1. The fair value of U.S. government agency debt securities is estimated based on proprietary pricing models provided by specialists and/or market makers and the models obtain a wide array of market observable inputs such as credit ratings and discount rates. Fair value measurement for these securities is classified as Level 2.

Debt

The fair values of bonds are estimated by using quoted market prices. Fair value measurement of those bonds is mainly classified as Level 1. The fair values of short-term loans and long-term loans are estimated by discounting future cash flows using interest rates currently available for loans of similar terms and remaining maturities. Fair value measurements for these loans are mainly classified as Level 2.